Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

(5) Employee Benefit Plans

Pension Plans

Substantially all employees who meet certain requirements of age, length of service and hours worked per year are covered by Company-sponsored pension plans and supplemental pension plan (collectively, the “pension plans”). These pension plans are defined benefit, noncontributory plans. Benefits paid to retirees are based upon age at retirement, years of credited service and average earnings. The Company also has a supplemental pension plan, which is a non-qualified, unfunded plan. The Company uses a December 31 measurement date for the pension plans.

During 2008, the supplemental pension plan was amended and the Company-sponsored pension plans were frozen for all employees except for employees of certain subsidiaries and employees represented by the United Steelworkers of America.

The assets of the Company-sponsored pension plans are maintained in a single trust account.

The Company’s funding policy is to satisfy the minimum funding requirements of the Employee Retirement Income Security Act of 1974, commonly called ERISA.

Components of net periodic pension benefit cost are as follows:

	September 30,	September 30,	September 30,
	2011	2010	2009
Service cost	$539	$623	$617
Interest cost	7,393	7,456	7,511
Expected return on assets	(10,054)	(9,342)	(9,010)
Amortization of prior service cost	324	231	240
Amortization of actuarial loss	229	237	151

Net periodic pension credit	$(1,569)	$(795)	$(491)

The expected 2012 amortization of pension prior service cost and actuarial loss is $324 and $594, respectively.

The status of the plans at December 31, 2011 and 2010 are as follows:

	September 30,	September 30,
	2011	2010

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$144,235	$132,760
Service cost	539	623
Interest cost	7,393	7,456
Plan change	—	819
Benefit payments	(6,151)	(6,057)
Actuarial loss	18,391	8,634

Projected benefit obligation at end of year	$164,407	$144,235

Change in plan assets:
Fair value of plan assets at beginning of year	$157,996	$148,152
Actual return on assets	22,867	15,675
Employer contributions	226	226
Benefit payments	(6,151)	(6,057)

Fair value of plan assets at end of year	$174,938	$157,996

Funded status – net prepaid	$10,531	$13,761

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	$15,956	$18,580
Accrued liabilities	(219)	(220)
Pension and postretirement benefit obligations	(5,206)	(4,600)

Net amount recognized	$10,531	$13,761

Pre-tax components of accumulated other comprehensive icome (loss):
Unrecognized actuarial loss	$(23,131)	$(17,782)
Unrecognized prior service cost	(1,942)	(2,266)

Total	$(25,073)	$(20,048)

Accumulated benefit obligation	$163,874	$143,778

For the plan with an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were $5,425, $5,425 and $0, respectively, at December 31, 2011; and $4,819, $4,819 and $0, respectively, at December 31, 2010.

The assumptions used to measure the projected benefit obligations for the Company’s defined benefit pension plans are as follows:

	September 30,	September 30,
	2011	2010
Discount rate	4.25%	5.25%
Projected annual salary increases	0 - 3.00	0 - 3.00

The assumptions used to determine net periodic pension benefit costs are as follows:

	September 30,	September 30,	September 30,
	2011	2010	2009
Discount rate	5.25%	5.75%	6.25%
Expected long-term rate of return on plan assets	6.50	6.50	6.50
Projected annual salary increases	0 - 3.00	0 - 3.00	0 - 3.00

The Company’s expected return on plan assets is derived from reviews of asset allocation strategies and historical and anticipated future long-term performance of individual asset classes. The Company’s analysis gives consideration to historical returns and long-term, prospective rates of return.

The Company’s pension plan assets are allocated entirely to fixed income securities at December 31, 2011 and 2010.

The Company’s pension plans’ funds are managed in accordance with investment policies recommended by its investment advisor and approved by the Human Resources Committee of the Board of Directors. The overall target portfolio allocation is 100% fixed income securities. These funds’ conformance with style profiles and performance is monitored regularly by management, with the assistance of the Company’s investment advisor. Adjustments are typically made in the subsequent quarters when investment allocations deviate from the target range. The investment advisor provides quarterly reports to management and the Human Resources Committee of the Board of Directors.

The fair values of the Company’s pension plan assets fall within the following levels of the fair value hierarchy as of December 31, 2011:

	September 30,	September 30,	September 30,	September 30,
	Level 1	Level 2	Level 3	Total
Fixed income securities (1)	$9,949	$172,694	$—	$182,643
Accounts payable – pending trades				(7,705)

Total				$174,938

(1)	Fixed income securities are comprised of corporate bonds (74%), government bonds (16%), government agencies securities (7%) and other fixed income securities (3%).

The fair values of the Company’s pension plan assets fall within the following levels of the fair value hierarchy as of December 31, 2010:

	September 30,	September 30,	September 30,	September 30,
	Level 1	Level 2	Level 3	Total
Fixed income securities (2)	$4,884	$157,319	$—	$162,203
Accounts payable – pending trades				(4,207)

Total				$157,996

(2)	Fixed income securities are comprised of corporate bonds (75%), government bonds (13%), government agencies securities (9%) and other fixed income securities (3%). For 2010, fixed income assets were primarily classified as Level 2.

The following table represents the change in fair value of Level 3 assets in 2010:

September 30,
2010
Fair value as of January 1	$4,863
Income earned, net	60
Realized gain	376
Unrealized loss	—
Purchases, sales, issuances and settlements, net	(5,299)

Fair value as of December 31	$—

There were no Level 3 assets during 2011.

The estimated future pension benefit payments are:

September 30,
2012	$7,314
2013	7,725
2014	7,966
2015	8,568
2016	8,878
2017 — 2021	49,505

Postretirement Plan

The Company also provides declining value life insurance to its retirees and a maximum of three years of medical coverage to qualified individuals who retire between the ages of 62 and 65. The Company does not fund these benefits in advance, and uses a December 31 measurement date.

Components of net periodic postretirement benefit cost for 2011, 2010 and 2009 were as follows:

	September 30,	September 30,	September 30,
	2011	2010	2009
Service cost	$164	$177	$169
Interest cost	222	219	224
Amortization of prior service cost	—	29	47
Amortization of actuarial gain	—	(16)	(16)

Net periodic postretirement benefit cost	$386	$409	$424

The expected 2012 amortization of postretirement prior service cost and actuarial gain are insignificant.

The status of the postretirement benefit plans at December 31, 2011 and 2010 were as follows:

	September 30,	September 30,
	2011	2010
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligation at beginning of year	4,339	$3,919
Service cost	165	177
Interest cost	222	219
Benefit payments	(100)	(200)
Actuarial loss	9	224

Accumulated postretirement benefit obligation at end of year	$4,635	$4,339

Funded status – net liability	$(4,635)	$(4,339)

Amounts recognized in the consolidated balance sheets consist of:
Accrued liabilities	$(218)	$(231)
Pension and postretirement benefit obligations	(4,417)	(4,108)

Net amount recognized	$(4,635)	$(4,339)

Pre-tax components of accumulated other comprehensive income (loss):
Unrecognized actuarial gain	$266	$276

Total	$266	$276

The assumed health care cost trend rates for medical plans at December 31 were as follows:

	September 30,	September 30,	September 30,
	2011	2010	2009
Medical cost trend rate	8.50%	8.00%	9.00%
Ultimate medical cost trend rate	5.00	5.00	5.00
Year ultimate medical cost trend rate will be reached	2018	2013	2013

A 1% increase in the health care cost trend rate assumptions would have increased the accumulated postretirement benefit obligation at December 31, 2011 by $292 with no significant impact on the annual periodic postretirement benefit cost. A 1% decrease in the health care cost trend rate assumptions would have decreased the accumulated postretirement benefit obligation at December 31, 2011 by $264 with no significant impact on the annual periodic postretirement benefit cost. The weighted average discount rate used to determine the accumulated postretirement benefit obligation was 3.75% in 2011 and 5.25% in 2010. The weighted average discount rate used in determining net periodic postretirement benefit costs were 5.25% in 2011, 5.75% in 2010, 6.25% in 2009.

Retirement Savings Plan

The Company’s retirement savings plan includes features under Section 401(k) of the Internal Revenue Code. Effective July 1, 2011, the Company’s 401(k) matching contribution was increased to 100% of each dollar on eligible employee contributions up to the first 6% of the employee’s pre-tax compensation and the Company’s fixed contribution of 4% of eligible earnings for all employees was eliminated. Company contributions cliff vest after two years of employment.

The amounts expensed are summarized below:

	September 30,	September 30,	September 30,
	2011	2010	2009

Supplemental contributions and 401(k) match	$4,414	$1,634	$2,060